Income Taxes (Details Narrative) (10-K) - USD ($)	6 Months Ended	12 Months Ended
	Oct. 31, 2019	Apr. 30, 2019	Apr. 30, 2018
Income Tax Disclosure [Abstract]
Net operating loss carryforward		$ 119,147	$ 1,410
Reconciliation of statutory tax rate, percentage	21.00%	21.00%	30.33%